Label	Element	Value
KraneShares MSCI Emerging Markets ex China Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	KraneShares MSCI Emerging Markets ex China Index ETF (the “Fund”)
Supplement [Text Block]	ck0001547576_SupplementTextBlock

KRANE SHARES TRUST

KraneShares MSCI Emerging Markets ex China Index ETF (the “Fund”)

Supplement dated April 10, 2019 to the currently effective Summary Prospectus,

Statutory Prospectus and Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Statutory Prospectus (each, a “Prospectus” and together, the “Prospectuses”) and Statement of Additional Information listed above and should be read in conjunction with the Prospectuses and Statement of Additional Information.

The Fund's investment adviser, Krane Funds Advisors, LLC, will waive its advisory fee by 0.10% of the Fund's average daily net assets until August 1, 2020. The following changes to the Prospectuses and Statement of Additional Information apply:

      ●    In the Fund Summary/Summary Prospectus section of the Prospectuses related to the Fund, the table and text under the “Fees and Expenses of the Fund” and “Example” headings are deleted in their entirety and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The table below does not include the brokerage commissions that you may pay when purchasing or selling shares of the Fund.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that it reflects the Fee Waiver for the period described above. This Example does not reflect any brokerage commissions that you may pay on purchases and sales of your shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Supplement Closing [Text Block]	ck0001547576_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
KraneShares MSCI Emerging Markets ex China Index ETF | KraneShares MSCI Emerging Markets ex China Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.49%
1 Year	rr_ExpenseExampleYear01	$ 50
3 Years	rr_ExpenseExampleYear03	$ 176

[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Krane has contractually agreed to waive its management fee by 0.10% of the Fund's average daily net assets ("Fee Waiver"). The Fee Waiver will continue until August 1, 2020, and may only be terminated prior thereto by the Board.